Exhibit 99
Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	49
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,406,582.47	60,940	55.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$307,100,000.00	0.20000%	March 15, 2014
Class A-2 Notes	$415,300,000.00	0.380%	November 15, 2015
Class A-3 Notes	$420,700,000.00	0.550%	July 15, 2017
Class A-4 Notes	$106,850,000.00	0.780%	May 15, 2018
Class B Notes	$39,470,000.00	1.150%	July 15, 2018
Class C Notes	$26,310,000.00	1.360%	October 15, 2018
Class D Notes	$26,310,000.00	1.860%	August 15, 2019
Total	$1,342,040,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$304,547.81

Principal:
Principal Collections	$5,921,733.62
Prepayments in Full	$1,777,301.01
Liquidation Proceeds	$41,067.79
Recoveries	$54,999.63
Sub Total	$7,795,102.05
Collections	$8,099,649.86

Purchase Amounts:
Purchase Amounts Related to Principal	$131,025.79
Purchase Amounts Related to Interest	$598.57
Sub Total	$131,624.36

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$8,231,274.22

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	49
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$8,231,274.22
Servicing Fee	$68,309.69	$68,309.69	$0.00	$0.00	$8,162,964.53
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$8,162,964.53
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$8,162,964.53
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$8,162,964.53
Interest - Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$8,162,964.53
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$8,162,964.53
Interest - Class B Notes	$26,806.22	$26,806.22	$0.00	$0.00	$8,136,158.31
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$8,136,158.31
Interest - Class C Notes	$29,818.00	$29,818.00	$0.00	$0.00	$8,106,340.31
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$8,106,340.31
Interest - Class D Notes	$40,780.50	$40,780.50	$0.00	$0.00	$8,065,559.81
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$8,065,559.81
Regular Principal Payment	$7,730,439.78	$7,730,439.78	$0.00	$0.00	$335,120.03
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$335,120.03
Residual Released to Depositor	$0.00	$335,120.03	$0.00	$0.00	$0.00
Total		$8,231,274.22

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$7,730,439.78
Total					$7,730,439.78
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B Notes	$7,730,439.78	$195.86	$26,806.22	$0.68	$7,757,246.00	$196.54
Class C Notes	$0.00	$0.00	$29,818.00	$1.13	$29,818.00	$1.13
Class D Notes	$0.00	$0.00	$40,780.50	$1.55	$40,780.50	$1.55
Total	$7,730,439.78	$5.76	$97,404.72	$0.07	$7,827,844.50	$5.83

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	49

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$0.00	0.0000000	$0.00	0.0000000
Class B Notes	$27,971,709.82	0.7086828	$20,241,270.04	0.5128267
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$80,591,709.82	0.0600516	$72,861,270.04	0.0542914

Pool Information
Weighted Average APR	4.536%	4.591%
Weighted Average Remaining Term	16.68	16.03
Number of Receivables Outstanding	13,119	12,482
Pool Balance	$81,971,624.02	$74,048,227.40
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$80,591,709.82	$72,861,270.04
Pool Factor	0.0605669	0.0547125

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,767,032.91
Targeted Credit Enhancement Amount	$6,767,032.91
Yield Supplement Overcollateralization Amount	$1,186,957.36
Targeted Overcollateralization Amount	$1,186,957.36
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$1,186,957.36

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,767,032.91
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,767,032.91
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,767,032.91

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	49
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		53	$52,268.41
(Recoveries)		95	$54,999.63
Net Loss for Current Collection Period			$(2,731.22)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.0400%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.9584%
Second Preceding Collection Period			1.5478%
Preceding Collection Period			1.3278%
Current Collection Period			(0.0420)%
Four Month Average (Current and Preceding Three Collection Periods)			0.9480%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,110	$9,612,904.33
(Cumulative Recoveries)			$1,845,532.25
Cumulative Net Loss for All Collection Periods			$7,767,372.08
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5739%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,881.19
Average Net Loss for Receivables that have experienced a Realized Loss			$1,520.03

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.86%	228	$2,121,306.49
61-90 Days Delinquent	0.26%	21	$191,410.58
91-120 Days Delinquent	0.08%	5	$56,863.09
Over 120 Days Delinquent	0.84%	52	$623,728.95
Total Delinquent Receivables	4.04%	306	$2,993,309.11

Repossession Inventory:
Repossessed in the Current Collection Period		8	$83,952.20
Total Repossessed Inventory		12	$119,981.64

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5719%
Preceding Collection Period			0.6479%
Current Collection Period			0.6249%
Three Month Average			0.6149%

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	49

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer